DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
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LETTER TO SHAREHOLDERS

Dear Shareholders:

  We are pleased to provide you with this report on Dreyfus Short-Intermediate Municipal Bond Fund for the six-month period ended September 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 2.58%,* and an annualized tax-free distribution rate per share of 4.17%.**

THE ECONOMY

  The risk of global recession loomed large by the end of the reporting period. Since last summer, the international economic crisis has spread from Asia and Russia into Latin America and its effects are evident in the U.S., as witnessed by early signs of a slowing in our domestic economy. Second-quarter gross domestic product grew at an annual rate of 1.8%, well below the 5.5% rate in the first quarter, while the trade deficit has continued to widen, affected by weakening foreign demand and low-priced imports. These developments have heightened a sense of global economic interdependence and have resulted in a shift in emphasis by the Federal Reserve Board whereby fighting inflation has taken a subordinate role to that of maintaining stable U.S. economic growth. As Fed Chairman Alan Greenspan noted in early September: "It is just not credible that the United States can remain an oasis of prosperity unaffected by a world that is experiencing greatly increased stress." On September 29, the Federal Open Market Committee cut interest rates for the first time since January 1996. That, and a second quarter-point reduction taking the Federal Funds target rate to 5% , was designed to cushion the adverse effects of the overseas economic crisis on the domestic economy. (The Federal Funds rate is the interest rate that banks charge each other for overnight loans.)

  So far, shock waves from the overseas economic turmoil have been dampened by the continued propensity of U.S. consumers to spend. In the first half of the year, their spending outpaced earned income, an unsustainable phenomenon, yet a telling indicator of the level of consumer optimism. The reasons for such optimism are no surprise. Inflation remains tame, running at an annual rate comfortably below 2% . After-tax income is growing. Of great economic and psychological importance to consumers, jobs are plentiful; the unemployment rate has been at or near 30-year lows throughout the reporting period and new jobs
have    been    created    at    a    robust    pace.

  While the corporate sector wrestles with the economic implications of global developments, consumers have powered the economy. The consumer sector comprises two thirds of the activity in the $8-trillion U.S. economy and, with the business sector slowing (corporate profits declined in the second quarter for the first time in nearly a decade) , any significant pullback in household spending could trigger a recession. Up to now, the spillover effect from developments abroad has been largely confined to the manufacturing sector, whose activity has contracted of late due to the falloff in foreign demand. Aside from this "erosion at the edges" as Chairman Greenspan describes it, layoffs on a broader scale--a factor that could weaken consumer resolve to spend--so far have not occurred. It is clear that the Fed is concerned about the possibility of worldwide recession. The October interest rate reduction was another step by the Fed to mitigate the domestic effects of international financial turmoil, and a gesture meant to serve notice to the world of the seriousness of its purpose.

MARKET ENVIRONMENT

While the Treasury bond market has appreciated in historic patterns due to the continued impact commensurate with the Asian economic crisis, and more recently from the domestic financial concerns involving hedge funds, general fixed-income markets have lagged. The municipal market, while underperforming the Treasury market, has benefited from the same improving trends and the recent 25 basis point cut in the Fed Funds target rate. As a result, the prices of municipal bonds have moved in a positive direction throughout all maturities to new highs. In general, during the period, most of the anticipated and realized new supply of tax-exempt bonds have been issued in longer-term maturity securities. While these financings can generate a new supply of shorter pre-refunded bonds (these are the old bonds with shortened lives), neither newly-issued debt nor newly created prerefunded debt during the reporting period created price-decline pressure in the shorter part of the municipal curve, which would have adversely impacted your Fund.

PORTFOLIO OVERVIEW

  In the current environment, your Fund is invested in a very stable sector of the tax-exempt market. During the reporting period, securities in the short-to-intermediate maturity range held their value versus comparable Treasuries better than other municipal securities. However, the sector is not providing many new attractive investments to replace those that are nearing maturity in the Fund. As a result we are holding some securities while we search for replacements. As a portfolio strategy during this reporting period, we have held, or only judiciously replaced, our holdings. At the same time we have shortened the average life of the Fund in an effort to achieve the best income return to risk trade-off possible in our maturity range. This has been accomplished by having current successful positions age and by trading bonds for shorter maturity holdings that provide similar income to that generated by the
bonds    previously    held.

  The Fund' s goal remains the same: to provide as high a level of tax-exempt current income as is consistent with preservation of capital. While we have been successful in providing an attractive level of income during the reporting period, it is reasonable to expect that at some point lower income securities may enter the Fund as interest rates move lower.

A list of the portfolio's holdings and other information is enclosed as a part of this report. We hope that as you review these materials, you will find them informative.

               Very truly yours,



               [Richard J. Moynihan signature logo]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

October 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS                       SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments--97.7%                                                             Amount             Value
-------------------------------------------------------                                        ______________     _____________
Alaska--4.5%

Alaska Student Loan Corp., Student Loan Revenue:

   5.25%, 7/1/1999 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,100,000    $    3,137,944

   5.25%, 7/1/2001 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,033,270

North Slope Borough:

   Zero Coupon, 6/30/1999 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           975,030

   Zero Coupon, 6/30/1999 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         3,900,120

   Zero Coupon, 6/30/2000 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,342,225

   Zero Coupon, 6/30/2001 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,802,840

California--3.0%

Sacramento County Housing Authority, MFHR:

   (Oars Apartments) 4.80%, 12/15/2000 (LOC; Dai Ichi Kangyo Bank) . . . . . . . . . . . .          5,850,000         5,864,216

   (Rancho Natamos Apartment) 4.80%, 12/15/2000 (LOC; Dai Ichi Kangyo Bank)  . . . . . . .          3,000,000         3,006,390

Colorado--.9%

Denver City and County Airport, Revenue, Refunding:

   5.05%, 11/15/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,495,000         1,524,616

   5.10%, 11/15/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,160,000         1,192,619

Connecticut--2.9%

Connecticut Development Authority, First Mortgage Gross Revenue, Refunding

   (Health Care Project-Elim Park Baptist) 4.70%, 12/01/2001 . . . . . . . . . . . . . . .          1,765,000         1,771,672

Greenwich Housing Authority, MFHR (Greenwich Close):

   4.90%, 9/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            205,000           205,691

   5.15%, 9/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            220,000           221,507

   5.35%, 9/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            230,000           232,275

   5.55%, 9/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            245,000           248,168

   5.95%, 9/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            310,000           317,843

   6.05%, 9/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            330,000           339,131

Mashantucket Western Pequot Tribe, Special Revenue:

   6.25%, 9/1/2001 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,677,500

   6.25%, 9/1/2001 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,659,825

District of Columbia--.6%

District of Columbia Redevelopment Land Agency, Special Tax Revenue

  (Washington D.C. Sports Arena):

       5.10%, 11/1/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            925,000           925,934

       5.40%, 11/1/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           767,933

Florida--6.1%

Escambia County Health Facilities Authority, Health Facilities Revenue,
Refunding

  (Azalea Trace Inc.):

       4.75%, 1/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            790,000           797,268

       5%, 1/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            830,000           845,778

       5.10%, 1/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            870,000           893,916

Florida Housing Finance Agency, Multi-Family Housing:

   5.35%, Series E, 6/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,085,000         5,121,968

   5.35%, Series F, 6/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,014,540

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________
Florida (continued)

Florida Housing Finance Agency, Multi-Family Housing (continued):

   5.35%, Series G, 6/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,650,000    $    3,676,536

   (The Crossings Project) 4.85%, 2/1/2001 . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,551,210

Illinois--1.6%

Illinois Development Finance Authority, Revenue, Refunding

  (Community Rehabilitation Providers):

       5.60%, 7/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,530,000         1,596,754

       5.60%, 7/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,415,000         1,493,080

Illinois Health Facilities Authority, Revenue (Victory Health Services)

   5%, 8/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,590,000         1,646,191

Iowa--.5%

Des Moines, HR, Refunding (Des Moines General Hospital)

   5.05%, 11/15/2000 (LOC; Norwest Bank Minnesota) . . . . . . . . . . . . . . . . . . . .          1,545,000         1,586,221

Maryland--3.3%

Frederick County Retirement Community, Revenue (Extras-Buckinghams Choice):

   5.25%, 1/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,506,915

   5.375%, 1/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,900,000         4,922,540

Maryland State Energy Financing Administration, SWDR

  (Wheelabrator Water Projects):

       5.10%, 12/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,018,150

       5.30%, 12/1/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,289,363

       5.45%, 12/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,047,100

Massachusetts--1.7%

Massachusetts Industrial Finance Agency, Refunding:

   RRR (Odgen) 4.70%, 12/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,046,590

   Revenue (Chestnut Knoll) 5%, 2/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,009,220

Michigan--5.3%

Flint Hospital Building Authority, Revenue, Refunding (Hurley Medical Center):

   5.50%, 7/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,160,000         2,188,469

   5.50%, 7/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,225,000         1,255,931

Michigan Hospital Finance Authority, Revenue, Refunding

  (Hospital-Genesys Regional Medical):

       5.25%, 10/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,069,500

       5.25%, 10/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,042,060

       5.25%, 10/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,445,000         2,563,118

Greater Detroit, Resource Recovery Authority, Revenue, Refunding

   5%, 12/13/2000 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,569,925

Michigan Housing Development Authority, Rental Housing Revenue:

   5%, 10/1/1999 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,915,000         1,935,050

   5.15%, 4/1/2000 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,975,000         2,008,615

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Mississippi--.9%

Jackson Housing Authority, MFHR

  (Arbor Park Apartment Project) 5.05%, 12/1/2001

   (LOC; Deposit Guaranty National Bank) . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,500,000    $    2,553,825

New Jersey--4.8%

Monroe Township Municipal Utilities Authority, Water and Sewer System Revenue,

  Refunding

       6.875%, 2/1/2017 (Insured; MBIA) (Prerefunded 2/1/2000) (b) . . . . . . . . . . . .          5,000,000         5,298,750

New Jersey Economic Development Authority, First Mortgage Revenue

  (Cadbury Corp. Project):

       4.80%, 7/1/2001 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,565,000         1,586,628

       5%, 7/1/2003 (Insured; ACA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,410,000         1,442,190

New Jersey Economic Development Authority, Wastepaper Recycling Revenue

   (MPMI Inc. Project) 5.10%, 2/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . .            900,000           902,052

New Jersey Health Care Facilities Financing Authority, Revenue

   (Saint Peter's Medical Center) 6%, 7/1/2001 (Insured; MBIA) (Prerefunded 7/1/2001) (b)  .        1,500,000         1,592,040

Bayonne Municipal Utilities Authority, Sewer Project Note

   4.60%, 5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,400,000         3,416,796

New Mexico--2.8%

Albuquerque, Gross Receipts Tax Subordinate Lien (Affordable Housing Project)

   5.375%, 7/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,125,000         6,190,538

Santa Fe County, Project Revenue

   (El Castillo Retirement) 5.25%, 5/15/2003 . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,010,380

New York--31.0%

New York City:

   4.85%, 2/15/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,340,000         1,360,958

   Refunding 4.85%, 2/15/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,070,000         1,089,057

   5%, 2/15/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,675,000         8,827,940

   Refunding 5%, 2/15/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,325,000         8,489,169

   5%, 10/15/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,300,000         4,469,764

   5%, 10/15/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,200,000         3,308,256

   7.50%, 2/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,405,050

   5.10%, 2/15/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,185,000         1,219,614

   Refunding 5.10%, 2/15/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            815,000           842,743

   Refunding 5.50%, 8/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         9,405,450

New York State Dormitory Authority, Revenue:

   Lease, Refunding (State University Dormitory Facilities) 4.875%, 7/1/2000 . . . . . . .          8,665,000         8,842,459

   (Mental Health Services Facilities):

       Refunding 5%, 2/15/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,985,000         7,173,316

       Refunding 5%, 8/15/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,785,000         5,971,046

       5%, 2/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,590,000         1,645,507

       Refunding 5%, 2/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,095,000         7,342,686

   Refunding (City University System) 5.10%, 7/1/2001  . . . . . . . . . . . . . . . . . .          1,285,000         1,327,688

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
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STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________


New York (continued)

New York State Energy Research and Development Authority, Service Contract
Revenue

  (Western New York Nuclear Service Center Project):

       5%, 4/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,625,000    $    1,670,549

       5%, 4/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,795,000         1,858,758

New York State Housing Finance Agency, Revenue, Refunding

  (Health Facilities-New York City):

       4.85%, 5/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,080,000         1,089,288

       4.85%, 11/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,360,000         1,380,250

       5.15%, 5/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,140,000         1,165,114

       5.15%, 11/1/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,430,000         1,470,283

New York State Urban Development Corp., Revenue, Refunding

   (Onondaga County Convention Project) 4.875%, 1/1/2000 . . . . . . . . . . . . . . . . .          1,000,000         1,014,750

Yonkers Industrial Development Agency, Civic Facility Revenue

  (Saint Joseph Hospital Yonkers):

       5.65%, Series A, 3/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,060,210

       5.65%, Series B, 3/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            800,000           816,056

       5.65%, Series C, 3/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,224,084

North Carolina--3.1%

North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding:

   5.20%, 1/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,121,200

   5%, 1/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,101,000

North Dakota--.7%

North Dakota Housing Finance Agency, Revenue

   (Housing Finance Program-Home Mortgage Finance) 4.60%, 1/1/2003 . . . . . . . . . . . .          2,165,000         2,193,362

Ohio--2.0%

Belmont County, Health System Revenue (East Ohio Regional Hospital):

   4.30%, 1/1/2001 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            800,000           806,712

   4.40%, 1/1/2002 (Insured; ACA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            900,000           911,241

Montgomery County, HR (Grandview Hospital and Medical Center):

   5.25%, 12/1/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,900,000         1,969,065

   5.25%, 12/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,070,000         2,161,473

Oklahoma--.4%

Holdenville Industrial Authority, Correctional Facility Revenue

   5.70%, 7/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,175,000         1,238,262

Pennsylvania--5.0%

Dauphin County General Authority, Revenue

   (Office and Package-Riverfront Office) 5.125%, 1/1/2003 . . . . . . . . . . . . . . . .          2,620,000         2,641,877

Delaware County Industrial Development Authority, Revenue, Refunding

   (Resource Recovery Facility) 5.30%, 1/1/2001  . . . . . . . . . . . . . . . . . . . . .          7,685,000         7,876,817

Philadelphia Hospitals and Higher Education Facilities Authority, HR

   (Pennsylvania Hospital) 5.50%, 7/1/2000 . . . . . . . . . . . . . . . . . . . . . . . .          4,165,000         4,291,199

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)
                                                                                               Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________

Rhode Island--1.7%

Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing, Refunding

   5%, 7/1/2000 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    5,088,200

South Carolina--1.0%

Charleston County Health Facilities, First Mortgage Revenue

   (Episcopal Project) 5.30%, 10/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,048,180

South Dakota--2.1%

South Dakota Student Loan Finance Corp., Student Loan Revenue 5.70%, 8/1/1999. . . . . . .          6,000,000         6,112,260

Texas--6.9%

Bell County Health Facilities Development Corp., Revenue:

   5.38%, 10/1/1998 (a,c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,850,000         7,840,187

   Refunding (Central Texas Pooled Health) 4.75%, 10/1/1998  . . . . . . . . . . . . . . .             50,000            50,000

Brazos River Authority, PCR, Refunding

   (Utilities Electric Co.) 4.15%, 6/18/1999 . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,009,200

Northeast Hospital Authority, Revenue, Refunding

  (Northeast Medical Center Hospital):

       5.10%, 5/15/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,230,000         1,255,104

       5.25%, 5/15/2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,343,004

       5.35%, 5/15/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,725,000         2,847,870

Tyler Health Facilities Development Corporation, Refunding (Mother Frances
Hospital)

   5.25%, 7/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            700,000           719,516

   5.25%, 7/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,241,772

Virginia--2.4%

Hopewell Industrial Development Authority, Health Care Facility Revenue,
Refunding:

       (Colonial Heights) 5%, 10/01/1999 . . . . . . . . . . . . . . . . . . . . . . . . .            145,000           145,951

       (Westport Convalescent Center) 5.15%, 10/1/2000 . . . . . . . . . . . . . . . . . .            205,000           207,492

Peninsula Ports Authority, Revenue, Refunding

   4.875%, 7/1/1999 (LOC; Nationsbank of Virginia) . . . . . . . . . . . . . . . . . . . .          2,885,000         2,888,288

Rockingham County Industrial Development Authority,

   Residential Care Facility, Revenue (First Mortgage-Mennonite) 5.10%, 4/1/2003 . . . . .          3,800,000         3,819,608

U.S. Related--2.5%

Guam Airport Authority, Revenue 5.80%, 10/1/1999 . . . . . . . . . . . . . . . . . . . . .          1,705,000         1,741,709

Virgin Islands Public Finance Authority, Revenue, Refunding

   5%, 10/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,580,000         5,789,752

                                                                                                                  _____________

TOTAL INVESTMENTS

   (cost $283,082,012) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              97.7%      $288,766,302
                                                                                                      _______     _____________
                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.3%   $     6,792,467
                                                                                                      _______     _____________
                                                                                                      _______     _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $295,558,769
                                                                                                      _______     _____________
                                                                                                      _______     _____________

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------





Summary    of    Abbreviations
-----------------------------------------------------------------------------
ACA         American Capital Access Financial Guaranty Corporation   MFHR       Multi-Family Housing Revenue

AMBAC       American Municipal Bond Assurance Corporation            PCR        Pollution Control Revenue

HR          Hospital Revenue                                         RRR        Resources Recovery Revenue

LOC         Letter of Credit                                         SWDR       Solid Waste Disposal Revenue

MBIA        Municipal Bond Investors Assurance

               Insurance Corporation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          __________________            ____________________
AAA                                Aaa                               AAA                                  15.0%

AA                                 Aa                                AA                                   11.5

A                                  A                                 A                                    36.4

BBB                                Baa                               BBB                                  26.4

F1                                 MIG1/P1                           SP1/A1                                1.0

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         9.7

                                                                                                         _______

                                                                                                         100.0%
                                                                                                         _______
                                                                                                         _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities  exempt  from registration under Rule 144A of the Securities Act
 of   1933.   These  securities  may  be  resold  in  transactions  exempt  from registration, normally to qualified institutional buyers. At September 30, 1998, these securities amounted to $13,177,513 or 4.5% of net assets.

(b) Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c) Inverse   floater   security-the   interest   rate  is  subject  to  change
 periodically.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(e) At September 30, 1998, the Fund had 31.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES            SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                     Cost              Value
                                                                                                 ____________       ____________

ASSETS:                          Investments in securities--See Statement of Investments . .     $283,082,012      $288,766,302

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,232,112

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            3,793,315

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               36,437

                                                                                                                  _____________

                                                                                                                    295,828,166

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              127,623

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               21,779

                                 Payable for shares of Beneficial Interest redeemed  . . .                                1,000

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              118,995

                                                                                                                  _____________

                                                                                                                        269,397

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $295,558,769
                                                                                                                  _____________
                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $296,028,479

                                 Accumulated net realized gain (loss) on investments . . .                          (6,154,000)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            5,684,290

                                                                                                                  _____________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $295,558,769
                                                                                                                  _____________
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORITZED). . . . . .                           22,498,681


NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $13.14
                                                                                                                        _______
                                                                                                                        _______





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS       SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)
INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $7,230,254

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .             $730,148

                                 Shareholder servicing costs--Note 3(b)  . . . . .              225,604

                                 Professional fees . . . . . . . . . . . . . . . .               28,845

                                 Trustees' fees and expenses--Note 3(c)  . . . . .               26,045

                                 Registration fees . . . . . . . . . . . . . . . .               23,502

                                 Custodian fees  . . . . . . . . . . . . . . . . .               14,782

                                 Prospectus and shareholders' reports--Note 3(b) .               10,235

                                 Loan commitment fees--Note 2  . . . . . . . . . .                1,069

                                 Interest expense--Note 2  . . . . . . . . . . . .                  766

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               52,451

                                                                                             __________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  1,113,447

                                                                                                                  ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  6,116,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                                 Net realized gain (loss) on investments . . . . .            $ 268,913
                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .              924,701

                                                                                             __________



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  1,193,614

                                                                                                                  ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $7,310,421
                                                                                                                  ___________
                                                                                                                  ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months Ended

                                                                                      September 30, 1998       Year Ended

                                                                                         (Unaudited)        March 31, 1998
                                                                                       ________________    _________________

OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    6,116,807         $ 12,622,194

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .            268,913               99,128

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .            924,701            3,904,464

                                                                                         ______________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .          7,310,421           16,625,786

                                                                                         ______________        _____________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (6,116,807)         (12,622,194)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .             ------              (14,169)

                                                                                         ______________        _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (6,116,807)         (12,636,363)

                                                                                         ______________        _____________


BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         44,608,919           72,622,100

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,247,992           10,786,887

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (49,923,478)        (117,979,739)

                                                                                         ______________        _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .            (66,567)         (34,570,752)

                                                                                         ______________        _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .          1,127,047          (30,581,329)


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        294,431,722          325,013,051

                                                                                         ______________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $295,558,769         $294,431,722
                                                                                         ______________        _____________
                                                                                         ______________        _____________

                                                                                              Shares               Shares

                                                                                         ______________        _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,410,749            5,571,759

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .            401,179              827,738

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,818,873)          (9,066,324)

                                                                                         ______________        _____________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .             (6,945)          (2,666,827)
                                                                                         ______________        _____________
                                                                                         ______________        _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                Six Months Ended

                                               September 30, 1998                      Year Ended March 31,

                                                                    _____________________________________________________________

PER SHARE DATA:                                    (Unaudited)        1998         1997        1996        1995        1994

                                              ____________________   _______      _______     _______     _______     _______

   Net asset value, beginning of period  . . .        $13.08          $12.91       $12.97      $12.82      $13.02      $13.21

                                                     _______         _______      _______     _______     _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .27             .55          .56         .58         .57         .58

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .06             .17         (.06)        .15        (.20)       (.18)

                                                     _______         _______      _______     _______     _______     _______

   Total from Investment Operations  . . . . .           .33             .72          .50         .73         .37         .40

                                                     _______         _______      _______     _______     _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.27)           (.55)        (.56)       (.58)       (.57)       (.58)

   Dividends from net realized gain on investments       --               --           --          --          --        (.01)

                                                     _______         _______      _______     _______     _______     _______

   Total Distributions . . . . . . . . . . . .          (.27)           (.55)        (.56)       (.58)       (.57)       (.59)

                                                     _______         _______      _______     _______     _______     _______

   Net asset value, end of period  . . . . . .        $13.14          $13.08       $12.91      $12.97     $12.82       $13.02

                                                     _______         _______      _______     _______     _______     _______
                                                     _______         _______      _______     _______     _______     _______


TOTAL INVESTMENT RETURN. . . . . . . . . . . .          5.15%(1)        5.64%        3.96%       5.78%       2.93%       3.05%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .76%(1)         .76%         .80%        .68%        .70%        .74%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.19%(1)        4.19%        4.33%       4.49%       4.42%       4.35%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           --               --          .02%        .05%         --          --

   Portfolio Turnover Rate . . . . . . . . . .         11.70%(2)       31.12%       47.84%      44.39%      37.38%      34.68%

   Net Assets, end of period (000's Omitted) . .    $295,559         $294,432     $325,013    $338,061    $380,784    $598,274

------------

(1) Annualized.

(2) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Significant Accounting Policies:

  Dreyfus Short-Intermediate Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares which
are    sold    to    the    public    without    a    sales    load.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $6,424,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1998. If not applied, $3,551,000 of the carryover expires in fiscal 2003 and $2,873,000 expires in fiscal 2004.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--Bank Line of Credit:

  The Fund participates with other Dreyfus-managed funds in a redemption credit facility to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on the committed portion of this redemption credit facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

  The average daily amount of borrowings outstanding during the period ended September 30, 1998 was approximately $20,200, with related weighted average annualized interest rate of 3.79%.

NOTE 3--Management Fee and Other Transactions With Affiliates:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended September 30, 1998, there was no expense reimbursement pursuant to the Agreement.

  (B) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the Fund' s shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, or any affiliate (collectively, "Dreyfus") for advertising and marketing relating to the Fund and for Servicing at an aggregate annual rate of .10 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of the Fund' s shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year. During the period ended September 30, 1998, the Fund was charged $148,966 pursuant to the Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $37,672 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,000 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through the use of the Fund Exchanges Service) where the redemption or exchange occurs less than fifteen days following the date of issuance.

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--Securities Transactions:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 1998
amounted    to    $33,960,926    and    $43,965,521,    respectively.

  At September 30, 1998, accumulated net unrealized appreciation on investments was $5,684,290 consisting of $5,694,103 gross unrealized appreciation and $9,813 gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)


Dreyfus Short-Intermediate

Municipal Bond Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York

90 Washington Street

New York, NY 10286

Transfer Agent &

Dividend Disbursing Agent

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                              591SA989

Short-Intermediate

Municipal

Bond Fund

Semi-Annual

Report

September 30, 1998